UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Magellan® Fund

December 31, 2007

1.811314.103

MAG-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.2%
Johnson Controls, Inc.	2,000,000	$ 72,080
Distributors - 0.2%
Li & Fung Ltd.	20,000,000	80,799
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,000,000	70,150
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	3,174,350	255,821
		325,971
Hotels, Restaurants & Leisure - 3.1%
Ctrip.com International Ltd. sponsored ADR	8,025,108	461,203
McDonald's Corp.	5,000,000	294,550
Melco PBL Entertainment (Macau) Ltd. sponsored ADR	274,700	3,176
Royal Caribbean Cruises Ltd.	4,500,000	190,980
Starbucks Corp. (a)	16,562,616	339,037
Starwood Hotels & Resorts Worldwide, Inc.	1,973,827	86,908
Town Sports International Holdings, Inc. (a)(e)	1,500,000	14,340
		1,390,194
Household Durables - 0.9%
D.R. Horton, Inc.	3,787,100	49,876
KB Home	800,000	17,280
Lennar Corp. Class A	9,631,376	172,305
Toll Brothers, Inc. (a)(d)	7,000,000	140,420
		379,881
Internet & Catalog Retail - 0.2%
B2W Companhia Global Do Varejo	1,000,000	40,112
Expedia, Inc. (a)	1,800,000	56,916
FTD Group, Inc.	422,400	5,441
		102,469
Media - 0.6%
Cinemark Holdings, Inc.	238,900	4,061
E.W. Scripps Co. Class A	1,202,223	54,112
Live Nation, Inc. (a)	2,823,864	41,003
McGraw-Hill Companies, Inc.	1,332,000	58,355
Time Warner, Inc.	8,000,000	132,080
		289,611
Multiline Retail - 0.5%
Target Corp.	4,041,700	202,085
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.1%
Staples, Inc. (e)	48,309,255	$ 1,114,495
Yamada Denki Co. Ltd.	2,509,100	283,547
		1,398,042
Textiles, Apparel & Luxury Goods - 0.7%
Asics Corp.	2,500,000	35,880
Lululemon Athletica, Inc. (d)	74,500	3,529
NIKE, Inc. Class B	3,597,000	231,071
Polo Ralph Lauren Corp. Class A	756,711	46,757
		317,237
TOTAL CONSUMER DISCRETIONARY		4,558,369
CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	5,841,972	232,218
United Natural Foods, Inc. (a)(e)	4,143,500	131,432
Walgreen Co.	1,645,900	62,676
Wumart Stores, Inc. (H Shares)	25,000,000	21,258
		447,584
Food Products - 0.9%
Bunge Ltd.	1,000,000	116,410
Cosan Ltd. Class A	3,181,700	40,089
Cosan SA Industria e Comercio	3,000,000	35,140
Flowers Foods, Inc.	612,600	14,341
McCormick & Co., Inc. (non-vtg.)	500,000	18,955
Nestle SA (Reg.)	336,600	154,163
		379,098
Household Products - 0.1%
Energizer Holdings, Inc. (a)	500,000	56,065
Personal Products - 0.3%
Avon Products, Inc.	3,543,147	140,061
Bare Escentuals, Inc. (a)(d)	76,400	1,853
		141,914
TOTAL CONSUMER STAPLES		1,024,661
ENERGY - 11.5%
Energy Equipment & Services - 1.5%
Atwood Oceanics, Inc. (a)	500,000	50,120
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc. (a)	1,420,700	$ 104,365
Schlumberger Ltd. (NY Shares)	4,219,904	415,112
Smith International, Inc.	557,200	41,149
Transocean, Inc. (a)	285,420	40,858
		651,604
Oil, Gas & Consumable Fuels - 10.0%
Apache Corp.	3,967,910	426,709
Arch Coal, Inc.	6,552,533	294,405
Canadian Natural Resources Ltd.	15,909,300	1,162,193
Chesapeake Energy Corp.	3,000,000	117,600
Denbury Resources, Inc. (a)	6,000,000	178,500
Enterprise Products Partners LP	700,000	22,316
EOG Resources, Inc.	2,727,200	243,403
Hess Corp.	2,000,000	201,720
Marathon Oil Corp.	262,188	15,957
OAO Gazprom sponsored ADR	2,000,000	112,600
Occidental Petroleum Corp.	3,000,000	230,970
Patriot Coal Corp. (a)	928,233	38,744
Peabody Energy Corp.	7,282,338	448,883
Plains Exploration & Production Co. (a)	695,000	37,530
Sibir Energy PLC	3,000,000	34,273
Suncor Energy, Inc.	6,149,400	667,890
Teekay Corp.	340,000	18,091
Valero Energy Corp.	3,000,000	210,090
Westernzagros Resources Ltd. (a)	1,000,000	2,416
Westernzagros Resources Ltd. warrants 1/18/08 (a)	100,000	15
		4,464,305
TOTAL ENERGY		5,115,909
FINANCIALS - 9.9%
Capital Markets - 3.5%
Bank of New York Mellon Corp.	3,000,000	146,280
Charles Schwab Corp.	3,000,000	76,650
Evercore Partners, Inc. Class A	87,600	1,888
Franklin Resources, Inc.	2,110,800	241,539
GLG Partners, Inc. (a)	949,950	12,919
Lehman Brothers Holdings, Inc.	2,000,000	130,880
MCF Corp. (a)	105,086	552
MF Global Ltd.	1,400,000	44,058
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	500,000	$ 26,555
State Street Corp.	9,148,206	742,834
T. Rowe Price Group, Inc.	2,000,000	121,760
		1,545,915
Commercial Banks - 0.4%
Banco do Brasil SA	1,301,000	22,000
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	600,000	5,598
SVB Financial Group (a)	1,212,400	61,105
Wachovia Corp.	2,146,094	81,616
		170,319
Consumer Finance - 0.2%
American Express Co.	1,927,216	100,254
Diversified Financial Services - 0.2%
Bovespa Holding SA	526,000	9,852
CME Group, Inc.	100,000	68,600
Hyde Park Acquisition Corp. unit	200,000	1,670
MSCI, Inc. Class A	103,600	3,978
		84,100
Insurance - 4.8%
ACE Ltd.	1,270,860	78,514
American International Group, Inc.	8,931,370	520,699
Berkshire Hathaway, Inc. Class A (a)	557	78,871
Endurance Specialty Holdings Ltd.	555,800	23,194
Everest Re Group Ltd.	1,700,000	170,680
Hartford Financial Services Group, Inc.	2,000,000	174,380
MBIA, Inc. (d)	875,000	16,301
MetLife, Inc.	7,000,000	431,340
Principal Financial Group, Inc.	2,000,000	137,680
Prudential Financial, Inc.	3,500,000	325,640
Samsung Fire & Marine Insurance Co. Ltd.	200,000	54,054
W.R. Berkley Corp.	1,856,250	55,335
Willis Group Holdings Ltd.	2,000,000	75,940
XL Capital Ltd. Class A	512,400	25,779
		2,168,407
Real Estate Investment Trusts - 0.3%
Developers Diversified Realty Corp.	2,604,700	99,734
General Growth Properties, Inc.	224,200	9,233
Kimco Realty Corp.	679,800	24,745
		133,712
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.0%
GAGFAH SA (d)	99,700	$ 1,729
Thrifts & Mortgage Finance - 0.5%
Countrywide Financial Corp. (d)	5,000,000	44,700
Fannie Mae (d)	3,816,783	152,595
Freddie Mac	750,000	25,553
		222,848
TOTAL FINANCIALS		4,427,284
HEALTH CARE - 11.0%
Biotechnology - 2.6%
Biogen Idec, Inc. (a)	3,398,510	193,443
Celgene Corp. (a)	1,000,000	46,210
Cephalon, Inc. (a)	1,521,130	109,156
Genentech, Inc. (a)	1,934,000	129,713
Gilead Sciences, Inc. (a)	11,479,396	528,167
OSI Pharmaceuticals, Inc. (a)(e)	3,198,900	155,179
		1,161,868
Health Care Equipment & Supplies - 1.8%
Becton, Dickinson & Co.	4,000,000	334,320
C.R. Bard, Inc.	1,069,300	101,370
Gen-Probe, Inc. (a)	500,000	31,465
Greatbatch, Inc. (a)(e)	2,181,700	43,612
Hillenbrand Industries, Inc.	500,000	27,865
Integra LifeSciences Holdings Corp. (a)(d)	500,000	20,965
Medtronic, Inc.	2,000,000	100,540
Mentor Corp. (d)(e)	3,094,971	121,013
Mindray Medical International Ltd. sponsored ADR	51,400	2,209
		783,359
Health Care Providers & Services - 1.7%
Amedisys, Inc. (a)	600,000	29,112
athenahealth, Inc. (d)	966,300	34,787
Brookdale Senior Living, Inc. (d)(e)	5,190,859	147,472
Henry Schein, Inc. (a)	1,000,000	61,400
LHC Group, Inc. (a)	500,000	12,490
UnitedHealth Group, Inc.	7,000,000	407,400
VCA Antech, Inc. (a)	1,000,000	44,230
		736,891
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.1%
Cerner Corp. (a)	1,189,631	$ 67,095
Life Sciences Tools & Services - 2.1%
Affymetrix, Inc. (a)	28,700	664
Charles River Laboratories International, Inc. (a)	1,804,700	118,749
Covance, Inc. (a)	2,000,000	173,240
Pharmaceutical Product Development, Inc.	4,500,000	181,665
Thermo Fisher Scientific, Inc. (a)	2,471,500	142,556
Waters Corp. (a)	4,198,600	331,983
		948,857
Pharmaceuticals - 2.7%
Allergan, Inc.	12,441,652	799,252
Matrixx Initiatives, Inc. (a)	400,000	5,564
Medicis Pharmaceutical Corp. Class A	2,000,000	51,940
Merck & Co., Inc.	4,837,525	281,109
XenoPort, Inc. (a)	800,000	44,704
		1,182,569
TOTAL HEALTH CARE		4,880,639
INDUSTRIALS - 16.7%
Aerospace & Defense - 3.2%
BE Aerospace, Inc. (a)	1,784,410	94,395
General Dynamics Corp.	1,000,000	88,990
Honeywell International, Inc.	6,795,400	418,393
Lockheed Martin Corp.	1,000,000	105,260
Raytheon Co.	2,000,000	121,400
Raytheon Co. warrants 6/16/11 (a)	204,836	5,162
Rockwell Collins, Inc.	3,000,000	215,910
United Technologies Corp.	4,800,000	367,392
		1,416,902
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	4,000,000	216,480
Expeditors International of Washington, Inc.	6,231,600	278,428
FedEx Corp.	503,100	44,861
Forward Air Corp.	390,000	12,156
UTI Worldwide, Inc.	2,000,000	39,200
		591,125
Airlines - 0.6%
AMR Corp. (a)	3,000,000	42,090
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. (a)	9,881,000	$ 147,128
JetBlue Airways Corp. (a)(d)	6,241,552	36,825
Southwest Airlines Co.	3,000,000	36,600
		262,643
Commercial Services & Supplies - 1.6%
Equifax, Inc. (e)	8,485,262	308,524
Heidrick & Struggles International, Inc.	476,228	17,673
Manpower, Inc.	913,882	52,000
Monster Worldwide, Inc. (a)	5,951,938	192,843
Robert Half International, Inc.	5,124,900	138,577
		709,617
Construction & Engineering - 0.5%
Chicago Bridge & Iron Co. NV (NY Shares)	2,560,000	154,726
MYR Group, Inc. (a)(e)(f)	1,810,900	23,542
Quanta Services, Inc. (a)(d)	1,223,000	32,092
		210,360
Electrical Equipment - 6.3%
Cooper Industries Ltd. Class A	2,000,000	105,760
Emerson Electric Co.	5,464,800	309,636
First Solar, Inc. (a)	1,000,000	267,140
General Cable Corp. (a)(e)	3,000,000	219,840
Q-Cells AG (a)	1,400,700	199,512
Renewable Energy Corp. AS (a)(d)	16,455,800	835,735
Sunpower Corp. Class A (a)(d)	1,477,271	192,621
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	5,583,500	459,634
Suzlon Energy Ltd.	2,593,928	127,494
Vestas Wind Systems AS (a)	1,000,000	108,035
		2,825,407
Machinery - 1.9%
Actuant Corp. Class A	1,000,000	34,010
Caterpillar, Inc.	2,000,000	145,120
Cummins, Inc.	500,000	63,685
Danaher Corp.	3,000,000	263,220
Illinois Tool Works, Inc.	1,000,000	53,540
Mori Seiki Co. Ltd.	1,000,000	18,954
Mueller Water Products, Inc. Class B	3,304,885	32,950
SPX Corp.	1,600,000	164,560
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Sulzer AG (Reg.)	40,000	$ 58,766
Trivest 1992 Special Fund Ltd. (g)	26,600,000	0
		834,805
Marine - 0.2%
Alexander & Baldwin, Inc.	1,633,707	84,397
Road & Rail - 1.1%
Canadian National Railway Co.	2,000,000	93,906
Landstar System, Inc.	904,300	38,116
Localiza Rent a Car SA	4,500,000	49,045
Norfolk Southern Corp.	1,000,000	50,440
Union Pacific Corp.	2,000,000	251,240
		482,747
Trading Companies & Distributors - 0.0%
Watsco, Inc.	500,000	18,380
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd. (d)	1,000,000	5,368
TOTAL INDUSTRIALS		7,441,751
INFORMATION TECHNOLOGY - 27.8%
Communications Equipment - 12.4%
Cisco Systems, Inc. (a)	18,950,300	512,985
Corning, Inc. (e)	81,272,600	1,949,730
Foxconn International Holdings Ltd. (a)	5,000,000	11,222
Juniper Networks, Inc. (a)	4,817,200	159,931
Nokia Corp. sponsored ADR	68,018,200	2,611,214
Research In Motion Ltd. (a)	2,573,100	291,790
		5,536,872
Computers & Peripherals - 2.8%
Apple, Inc. (a)	3,223,900	638,590
Hewlett-Packard Co.	6,000,000	302,880
Seagate Technology	3,500,000	89,250
Western Digital Corp. (a)	7,456,400	225,258
		1,255,978
Electronic Equipment & Instruments - 2.5%
Agilent Technologies, Inc. (a)	2,500,000	91,850
Amphenol Corp. Class A	4,736,900	219,650
FLIR Systems, Inc. (a)(e)	8,638,800	270,394
Hon Hai Precision Industry Co. Ltd. (Foxconn)	36,000,000	224,237
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Jabil Circuit, Inc.	9,825,521	$ 150,036
Nippon Electric Glass Co. Ltd.	7,500,000	122,222
Rofin-Sinar Technologies, Inc. (a)	1,200,000	57,732
		1,136,121
Internet Software & Services - 5.4%
Akamai Technologies, Inc. (a)	2,525,400	87,379
Alibaba.com Ltd.	13,096,500	46,443
DealerTrack Holdings, Inc. (a)	2,074,276	69,426
Dice Holdings, Inc.	3,100,000	24,769
Google, Inc. Class A (sub. vtg.) (a)	2,701,000	1,867,687
Mercadolibre, Inc.	500,000	36,940
VeriSign, Inc. (a)	7,000,000	263,270
WebMD Health Corp. Class A (a)(d)	95,700	3,930
		2,399,844
IT Services - 0.9%
Accenture Ltd. Class A	1,500,000	54,045
Cognizant Technology Solutions Corp. Class A (a)	8,318,596	282,333
Infosys Technologies Ltd. sponsored ADR	1,199,773	54,422
		390,800
Semiconductors & Semiconductor Equipment - 1.9%
Altera Corp.	3,672,700	70,957
Applied Materials, Inc.	22,000,000	390,720
Broadcom Corp. Class A (a)	4,500,000	117,630
Lam Research Corp. (a)	499,200	21,580
MediaTek, Inc.	1,343,150	17,437
O2Micro International Ltd. sponsored ADR (a)	700,000	8,078
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,588,000	14,117
SiRF Technology Holdings, Inc. (a)	1,000,000	25,130
Supertex, Inc. (a)(e)	1,110,735	34,755
Teradyne, Inc. (a)(e)	10,459,764	108,154
Texas Instruments, Inc.	1,000,000	33,400
		841,958
Software - 1.9%
Adobe Systems, Inc. (a)	2,500,000	106,825
Electronic Arts, Inc. (a)	4,000,000	233,640
Longtop Financial Technologies Ltd. ADR	29,200	691
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)	2,000,000	$ 37,360
Oracle Corp. (a)	20,395,000	460,519
		839,035
TOTAL INFORMATION TECHNOLOGY		12,400,608
MATERIALS - 4.7%
Chemicals - 3.5%
Albemarle Corp.	1,000,000	41,250
Ecolab, Inc.	1,000,000	51,210
Minerals Technologies, Inc.	500,000	33,475
Monsanto Co.	8,917,600	996,007
Praxair, Inc.	3,000,000	266,130
The Mosaic Co. (a)	2,000,000	188,680
		1,576,752
Metals & Mining - 1.2%
Alcoa, Inc.	2,000,000	73,100
Newcrest Mining Ltd.	5,567,245	161,407
Newmont Mining Corp.	2,000,000	97,660
Randgold Resources Ltd. sponsored ADR	2,586,800	96,048
Reliance Steel & Aluminum Co.	2,000,000	108,400
		536,615
TOTAL MATERIALS		2,113,367
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	11,000,000	457,160
Embarq Corp.	333,051	16,496
Telefonica SA sponsored ADR	2,500,000	243,975
Verizon Communications, Inc.	9,791,000	427,769
		1,145,400
Wireless Telecommunication Services - 1.5%
America Movil SAB de CV Series L sponsored ADR	7,405,500	454,624
American Tower Corp. Class A (a)	4,500,000	191,700
Leap Wireless International, Inc. (a)	500,000	23,320
		669,644
TOTAL TELECOMMUNICATION SERVICES		1,815,044
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.5%
Electric Utilities - 0.3%
Entergy Corp.	1,000,000	$ 119,520
PPL Corp.	500,000	26,045
		145,565
Multi-Utilities - 0.2%
Sempra Energy	1,000,000	61,880
TOTAL UTILITIES		207,445
TOTAL COMMON STOCKS (Cost $31,771,431)		43,985,077
Convertible Bonds - 0.0%
	Principal Amount (000s)
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Sunpower Corp. 1.25% 2/15/27	$ 9,980	23,391
TOTAL CONVERTIBLE BONDS (Cost $15,918)		23,391
Money Market Funds - 2.5%
	Shares
Fidelity Cash Central Fund, 4.58% (b)	767,525,579	767,526
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	342,625,875	342,626
TOTAL MONEY MARKET FUNDS (Cost $1,110,152)		1,110,152
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $32,897,501)		45,118,620
NET OTHER ASSETS - (1.2)%		(548,162)
NET ASSETS - 100%		$ 44,570,458
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,542,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Trivest 1992 Special Fund Ltd.	7/2/92	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 25,127
Fidelity Securities Lending Cash Central Fund	8,373
Total	$ 33,500
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arch Coal, Inc.	$ 239,420	$ -	$ 41,694	$ 1,463	$ -
BEA Systems, Inc.	233,829	-	232,374	-	-
Brookdale Senior Living, Inc.	137,789	64,025	-	-	147,472
Corning, Inc.	1,705,500	147,435	-	7,814	1,949,730
Ctrip.com International Ltd. sponsored ADR	268,717	74	-	1,111	-
Daiei, Inc.	144,276	-	66,310	-	-
Dice Holdings, Inc.	-	41,122	-	-	-
Equifax, Inc.	145,800	74,644	-	679	308,524
FLIR Systems, Inc.	142,680	20,656	-	-	270,394
General Cable Corp.	-	212,348	37,147	-	219,840
Greatbatch, Inc.	55,633	-	-	-	43,612
InPhonic, Inc.	21,800	-	10,972	-	-
Mentor Corp.	133,629	7,892	-	1,857	121,013
MYR Group, Inc.	-	23,542	-	-	23,542
Orbitz Worldwide, Inc.	-	106,504	67,372	-	-
OSI Pharmaceuticals, Inc.	105,564	-	-	-	155,179
Peabody Energy Corp.	767,753	-	564,770	2,846	-
Seagate Technology	1,103,729	116,631	1,050,583	5,659	-
Staples, Inc.	643,881	567,951	-	-	1,114,495
Supertex, Inc.	33,210	15,419	8,567	-	34,755
Syntax-Brillian Corp.	-	40,250	29,125	-	-
TALX Corp.	95,629	-	-	-	-
Teradyne, Inc.	327,579	-	130,698	-	108,154
Town Sports International Holdings, Inc.	-	23,473	-	-	14,340
United Natural Foods, Inc.	126,957	-	-	-	131,432
Total	$ 6,433,375	$ 1,461,966	$ 2,239,612	$ 21,429	$ 4,642,482
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $33,000,745,000. Net unrealized appreciation aggregated $12,117,875,000, of which $13,803,381,000 related to appreciated investment securities and $1,685,506,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 29, 2008